February 29, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harris Associates Investment Trust
File Nos. 33-38953 and 811-06279
Definitive Additional Materials

Ladies and Gentlemen:

On behalf of the Oakmark Fund, the Oakmark Select Fund, the Oakmark Equity and Income Fund, the Oakmark Global Fund, the Oakmark Global Select Fund, the Oakmark International Fund, and the Oakmark International Small Cap Fund, each a series of Harris Associates Investment Trust (the “Trust”), and pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, we are transmitting for electronic filing definitive additional materials in connection with a special meeting of shareholders of the Trust to be held on May 20, 2016 (the “Meeting”).  The definitive proxy statement was filed with the Commission on February 26, 2016.

If you have any questions or comments regarding the foregoing, please call me at (202) 778-9021.

Very truly yours,

/s/ Ndenisarya M. Bregasi
Ndenisarya M. Bregasi

cc:  Heidi W. Hardin

Ian J. McPheron

Megan J. Claucherty

Harris Associates L.P.

Richard J. Gorman

Harris Associates Investment Trust

Christopher J. Scully

K&L Gates LLP